Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		$ 644,211	$ (167,606)	$ 207,025
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		190,343	(150,926)	124,033
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		403,011	2,791	60,460
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		50,857	(12,987)	28,144
Funds Held - Directly Managed
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	[1]	$ 0	$ (6,484)	$ (5,612)

[1]	The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See Note 7(a).